Early Deposit Mineral Stream Interests - Summary of Early Deposit Mineral Stream Interests (Parenthetical) (Detail) - Cotabambas [member] Agreement in Millions	6 Months Ended
Jun. 30, 2024 Agreement
Disclosure Of Mineral Stream Interests [line items]
Silver Equivalent ounces to be delivered before entitlement step down takes effect	90
Percentage of silver production at the mine which WPM is entitled to after step down	66.67%
Percentage of gold production at the mine which WPM is entitled to after step down	16.67%